Earning per unit and cash distributions (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculation of basic and diluted earnings per unit are presented below

	Three months ended	Six months ended
	June 30	June 30
(in thousands of U.S. dollars, except per unit numbers)	2015	2015
Net income attributable to the unitholders of Höegh LNG Partners LP	$16,438	$19,016
Less: Dividends paid or to be paid (1)	(8,880)	(17,760)
Over (under) distributed earnings	7,558	1,256
Over (under) distributed earnings attributable to:
Common units public	3,171	527
Common units Höegh LNG	608	101
Subordinated units Höegh LNG	3,779	628
	7,558	1,256
Basic and diluted weighted average units outstanding (in thousands)
Common units public	11,040	11,040
Common units Höegh LNG	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156
Basic and diluted earnings per unit:
Common units public	$0.62	$0.72
Common units Höegh LNG	$0.62	$0.72
Subordinated units Höegh LNG	$0.62	$0.72

(1)
Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based the number of units outstanding at the period end.